Investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments [Abstract]
Net Realized and Unrealized Investment (Losses) Gains
The components of the net realized and unrealized investment gains (losses) for the years ended December 31, 2017, 2016 and 2015 were as follows (in thousands of U.S. dollars):

	2017	2016	2015
Net realized investment gains on fixed maturities and short-term investments	$28,632	$96,994	$66,296
Net realized investment (losses) gains on equities	(4,052)	157	137,609
Net realized investment (losses) gains on other invested assets	(3,217)	5,365	(33,317)
Net realized investment gains on funds held–directly managed	508	1,355	536
Net realized investment gains	21,871	103,871	171,124
Change in net unrealized investment gains or losses on fixed maturities and short-term investments	124,033	(90,334)	(276,776)
Change in net unrealized investment gains or losses on equities	60,460	(14,850)	(187,561)
Change in unrealized investment gains or losses on other invested assets	32,790	25,488	844
Change in net unrealized investment gains or losses on funds held–directly managed	(5,567)	(676)	(6,163)
Net other realized and unrealized investment gains or losses	(1,096)	2,767	1,053
Change in net unrealized investment gains or losses	210,620	(77,605)	(468,603)
Net realized and unrealized investment gains (losses)	$232,491	$26,266	$(297,479)

Net investment income
The components of net investment income for the years ended December 31, 2017, 2016 and 2015 were as follows (in thousands of U.S. dollars):

	2017	2016	2015
Fixed maturities	$382,676	$395,831	$425,541
Short-term investments and cash and cash equivalents	5,363	1,915	854
Equities	(12)	4,382	30,739
Funds held and other	29,068	34,161	27,406
Funds held–directly managed	7,742	9,993	11,676
Investment expenses	(22,766)	(35,418)	(46,432)
Net investment income	$402,071	$410,864	$449,784

Net Payable for Securities Purchased
Included within Accounts payable, accrued expenses and other in the Consolidated Balance Sheets at December 31, 2017 and 2016 were amounts of gross receivable balances for securities sold and gross payable balances for securities purchased as follows (in thousands of U.S. dollars):

	December 31, 2017	December 31, 2016
Receivable for securities sold	$144,224	$52,189
Payable for securities purchased	(181,991)	(648,813)
Net payable for securities purchased	$(37,767)	$(596,624)

Summarized financial information
The summarized balance sheet and income statement of Almacantar S.A. is as follows:

	December 31, 2017	December 31, 2016
Current assets	$906,085	$698,835
Noncurrent assets	$1,877,519	$1,510,632
Current liabilities	$553,219	$372,677
Noncurrent liabilities	$690,935	$624,970

	For the year ended
	December 31, 2017	December 31, 2016
Revenues	$130,333	$24,646
Operating profit	$190,613	$(47,082)
Net income	$213,241	$(37,059)